Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventories

Inventories as of September 30, 2014 and December 31, 2013 consist of:

	September 30, 2014	December 31, 2013
Raw materials	$4,198	$2,511
Work in process	2,645	1,124
Finished goods	8,310	8,610
Freight deferred costs	292	—
Allowance for obsolescence	(445)	(563)

Total inventory — net	$15,000	$11,682

Inventories as of December 31, 2013 and 2012 consist of:

	December 31, 2013	December 31, 2012
Raw materials	$2,511	$2,662
Work in process	1,124	1,228
Finished goods	8,610	3,822
Allowance for obsolescence	(563)	(1,454)

Total inventory — net	$11,682	$6,258